FINANCIAL INSTRUMENTS AND RISKS (Details 6) R$ in Millions	12 Months Ended
Dec. 31, 2025 BRL (R$)
IfrsStatementLineItems [Line Items]
Fair value of hedging instruments
Sensitivity value level, probable scenario	(1.7)
Sensitivity value level, adverse scenario	(492.8)
Sensitivity value level, remote scenario	(985.6)
Commodities Hedge [Member] | Commodities Risk Portion Of Cost Exposure [Member]
IfrsStatementLineItems [Line Items]
Fair value of hedging instruments	512.0
Sensitivity value level, probable scenario	556.5
Sensitivity value level, adverse scenario	1,832.2
Sensitivity value level, remote scenario	3,152.3
Commodities Hedge [Member] | Input Purchases Affecting The Commodity Risk Portion Of Cost Exposure [Member]
IfrsStatementLineItems [Line Items]
Fair value of hedging instruments	(512.0)
Sensitivity value level, probable scenario	(556.7)
Sensitivity value level, adverse scenario	(1,843.6)
Sensitivity value level, remote scenario	(3,175.3)
Foreign Currency Exchange Hedge [Member] | Input Purchases Affecting The Commodity Risk Portion Of Cost Exposure [Member]
IfrsStatementLineItems [Line Items]
Fair value of hedging instruments	652.2
Sensitivity value level, probable scenario	514.0
Sensitivity value level, adverse scenario	(3,310.6)
Sensitivity value level, remote scenario	(7,273.3)
Foreign Currency Exchange Hedge [Member] | Foreign Exchange Risk Portion Of Cost Exposure [Member]
IfrsStatementLineItems [Line Items]
Fair value of hedging instruments	(652.2)
Sensitivity value level, probable scenario	(515.5)
Sensitivity value level, adverse scenario	2,857.1
Sensitivity value level, remote scenario	6,366.4
Foreign Currency Exchange Hedge [Member] | Foreign Currency Risk Portion Of Fixed Assets Exposure [Member]
IfrsStatementLineItems [Line Items]
Fair value of hedging instruments	(11.3)
Sensitivity value level, probable scenario	(10.9)
Sensitivity value level, adverse scenario	18.2
Sensitivity value level, remote scenario	47.7
Foreign Currency Exchange Hedge [Member] | Capex Purchases Affecting The Foreign Currency Exchange Risk Portion Of The Fixed Assets Exposure [Member]
IfrsStatementLineItems [Line Items]
Fair value of hedging instruments	11.3
Sensitivity value level, probable scenario	10.9
Sensitivity value level, adverse scenario	(30.9)
Sensitivity value level, remote scenario	(73.1)
Foreign Currency Exchange Hedge [Member] | Total Fixed Asset Exposure [Member]
IfrsStatementLineItems [Line Items]
Fair value of hedging instruments
Sensitivity value level, probable scenario
Sensitivity value level, adverse scenario	(12.7)
Sensitivity value level, remote scenario	(25.4)
Foreign Currency Exchange Hedge [Member] | Expenses That Affect The Foreign Currency Exchange Risk Portion Of Expenses Exposure [Member]
IfrsStatementLineItems [Line Items]
Fair value of hedging instruments	(7.7)
Sensitivity value level, probable scenario	(7.3)
Sensitivity value level, adverse scenario	15.4
Sensitivity value level, remote scenario	38.5
Foreign Currency Exchange Hedge [Member] | Foreign Currency Exchange Risk Portion Of Expenses Exposure [Member]
IfrsStatementLineItems [Line Items]
Fair value of hedging instruments	7.7
Sensitivity value level, probable scenario	7.3
Sensitivity value level, adverse scenario	(30.6)
Sensitivity value level, remote scenario	(68.8)
Foreign Currency Exchange Hedge [Member] | Total Expenses Exposure [Member]
IfrsStatementLineItems [Line Items]
Fair value of hedging instruments
Sensitivity value level, probable scenario
Sensitivity value level, adverse scenario	(15.2)
Sensitivity value level, remote scenario	(30.3)
Commodities And Foreign Exchange Hedges [Member] | Total Cost Exposure [Member]
IfrsStatementLineItems [Line Items]
Fair value of hedging instruments
Sensitivity value level, probable scenario	(1.7)
Sensitivity value level, adverse scenario	(464.9)
Sensitivity value level, remote scenario	R$ (929.9)